UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21927

MSS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of Principal Executive Offices)(Zip Code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, OH 43215

Registrant’s Telephone Number, including Area Code:  (440) 922-0066

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

THE FALLEN ANGELS INCOME FUND

SEMI-ANNUAL REPORT

JANUARY 31, 2020

(UNAUDITED)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.amminvest.com , and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

  Series Trust

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Industrials 10.38%
Information Technology 12.91%
Money Market Fund 4.33%
Utilities 2.36%
U.S. Government Agencies & Obligations 2.90%
Exchange Traded Fund 2.03%
Real Estate Investment Trusts 2.41%
Consumer Discretionary 20.52%
Consumer Staples 10.19%
Financials 22.65%
Healthcare 9.32%

Portfolio composition is shown as of January 31, 2020 and is subject to change.  Global Industry Classification Standard "GICS" is used for the industry sector classification.

Excludes securities sold short and written options.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 69.37%

Consumer Discretionary - 13.17%
6,008	Ebay, Inc.	$ 201,628
1,035	McDonalds Corp.	221,459
2,430	Starbucks Corp.	206,137
1,687	The Walt Disney Co.	233,329
2,235	Yum! Brands, Inc.	236,396
		1,098,949
Consumer Staples - 8.04%
732	Costco Wholesale Corp.	223,641
1,568	PepsiCo, Inc.	222,687
2,720	Philip Morris International, Inc.	224,944
		671,272

Financials - 16.95%
465	BlackRock, Inc.	245,218
5,020	Charles Schwab, Inc.	228,661
1,575	JP Morgan Chase & Co.	208,467
814	MasterCard, Inc. Class A	257,175
4,700	Wells Fargo & Co.	220,618
1,280	Visa, Inc. Class A	254,682
		1,414,821
Healthcare - 9.61%
2,295	AbbVie, Inc.	185,941
1,465	Johnson & Johnson	218,095
2,340	Novartis AG ADR *	221,153
4,748	Pfizer, Inc.	176,816
		802,005
Industrials - 10.71%
521	Lockheed Martin Corp.	223,051
1,050	Norfolk Southern Corp.	218,620
1,225	Union Pacific Corp.	219,789
1,545	United Technologies Corp.	232,059
		893,519
Information Technology - 10.89%
697	Apple, Inc.	215,728
790	Intuit, Inc.	221,500
1,523	Microsoft Corp.	259,260
2,480	Paychex, Inc.	212,710
		909,198

TOTAL FOR COMMON STOCKS (Cost $3,698,291) - 69.37%		5,789,764

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2020 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUND - 2.09%
5,840	VanEck Vectors Fallen Angel High Yield Bond ETF	$ 174,324
TOTAL FOR EXCHANGE TRADED FUND (Cost $175,601) - 2.09%		174,324

PREFERRED SECURITIES - 3.79%

Financials - 3.79%
201	Bank of America Corp., Series L, 7.25%, 12/31/49	316,113

TOTAL FOR PREFERRED SECURITIES (Cost $237,954) - 3.79%		316,113

Par Value

CORPORATE BONDS - 15.32%

Consumer Discretionary - 7.99%
220,000	Under Armour, Inc., 3.25%, 06/15/26	215,035
204,000	Wynn Las Vegas LLC., 5.25%, 05/15/27	211,650
235,000	Yum! Brands, Inc., 3.75%, 11/01/21	240,405
		667,090
Consumer Staples - 2.47%
200,000	Edgewell Personel Care Co., 4.70% 05/24/22	206,003

Information Technology - 2.42%
200,000	Verisign, Inc., 4.625%, 05/01/23	202,136

Utilities - 2.44%
200,000	Suburban Propane Partners L.P., 5.75%, 03/01/25	203,500

TOTAL FOR CORPORATE BONDS (Cost $1,241,715) - 15.32%		1,278,729

Shares

REAL ESTATE INVESTMENT TRUST - 2.48%
670	Essex Property Trust, Inc.	207,539
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $209,129) - 2.48%		207,539

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Par Value		Value

STRUCTURED NOTES - 2.62%

Financials - 2.62%
25,000	JP Morgan Chase & Co., 1.385%, 08/31/28 +	$ 21,250
13,000	Morgan Stanley, 1.026%, 12/31/34 +	8,076
14,000	Morgan Stanley, 7.15%, 08/30/28	16,896
24,000	Morgan Stanley, 7.00%, 09/30/30	29,675
10,000	Morgan Stanley, 1.104%, 08/19/33 +	6,788
5,000	Morgan Stanley, 1.135%, 08/29/34 +	3,231
25,000	Morgan Stanley, 1.104%, 08/19/28 +	19,563
25,000	Morgan Stanley, 3.896%, 09/27/28 +	19,250
22,000	Morgan Stanley, 1.14%, 06/30/34 +	14,080
20,000	Morgan Stanley, 0.423%, 03/31/35 +	13,250
34,000	Natixis U.S. LLC., 1.602%, 08/29/33 +	29,498
10,000	Natixis U.S. LLC., 0.336%, 04/30/34 +	8,198
15,000	Natixis U.S. LLC., 1.00%, 03/31/34 +	9,375
10,000	Natixis U.S. LLC., 0.483%, 10/31/34 +	6,512
10,000	Nomura America Finance, 0.088%, 05/30/34 +	6,700
10,000	The Bank of Nova Scotia, 0.000%, 08/28/34 (Canada) +	6,658
TOTAL FOR STRUCTURED NOTES (Cost $225,795) - 2.62%		219,000

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 2.99%
250,000	US Treasury Bill, 0.00%, 03/26/2020 (a)	249,453
TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $249,438) - 2.99%		249,453

Shares

MONEY MARKET FUND - 4.46%
372,473	First American Treasury Obligation Fund Class Z 1.46% **	372,473
MONEY MARKET FUND (Cost $372,473) - 4.46%		372,473

TOTAL INVESTMENTS (Cost $6,410,396) - 103.12%		8,607,395

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $96,257) - (2.42)%		(202,240)

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $2,070) - (0.02)%		(1,530)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.68)%		(56,883)

NET ASSETS - 100.00%		$ 8,346,742

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

ADR - American Depository Receipt.

(a) All or portion of this security is held as collateral for securities sold short.

+ Variable or floating rate security in which coupon rate adjusts periodically.   Maturity date shown for callable securities reflects the earliest possible call date.  For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions.  The stated rate represents the rate on January 31, 2020.

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield on January 31, 2020.

The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF SECURITIES SOLD SHORT

JANUARY 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - (2.42)%

Consumer Discretionary - (1.56)%
(200)	Tesla, Inc. *	$ (130,114)

Financials - (0.39)%
(720)	Cardtronics PLC (United Kingdom) *	(32,400)

Information Technology - (0.47)%
(1,873)	Red Violet, Inc. *	(39,726)

TOTAL COMMON STOCKS (Proceeds $96,257) - (2.42)%		(202,240)

TOTAL SECURITIES SOLD SHORT (Proceeds $96,257) - (2.42)%		$ (202,240)

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF SECURITIES SOLD SHORT

JANUARY 31, 2020 (UNAUDITED)

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF WRITTEN OPTIONS

JANUARY 31, 2020 (UNAUDITED)

CALL OPTIONS - (0.02)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

Tesla, Inc.	Interactive Brokers, LLC	(1)	$ (64,000)	$ 640.00	2/7/2020	$(1,530)

Total Call Options (Premiums Received $2,070) - (0.02)%						$(1,530)

TOTAL WRITTEN OPTIONS (Premiums Received $2,070) - (0.02)%						$(1,530)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at January 31, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

SCHEDULE OF WRITTEN OPTIONS

JANUARY 31, 2020 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2020 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $6,410,396)	$ 8,607,395
Deposit with Broker for Securities Sold Short and Options Written	72,132
Receivables:
Dividends and Interest	21,413
Investment Securities Sold	175,813
Prepaid Expenses	4,074
Total Assets	8,880,827
Liabilities:
Securities Sold Short, at Value (Proceeds $96,257)	202,240
Written Options, at Value (Premiums Received $2,070)	1,530
Payables:
Management Fees	7,403
Administrative Fees	1,000
Transfer Agent & Accounting Fees	2,045
Trustee Fees	611
Distribution Fees	1,847
Shareholder Redemption	88,042
Investment Securities Purchased	209,129
Accrued Expenses	20,238
Total Liabilities	534,085
Net Assets	$ 8,346,742

Net Assets Consist of:
Paid In Capital	$ 5,983,087
Distributable Earnings	2,363,655
Net Assets, for 632,737 Shares Outstanding	$ 8,346,742

Net Asset Value Per Share	$ 13.19

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2020 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)

Investment Income:
Dividends	$ 74,051
Interest	42,726
Total Investment Income	116,777

Expenses:
Advisory	44,530
Administrative	6,000
Distribution (12b-1)	11,133
Transfer Agent	12,523
Registration	1,879
Custodian	3,693
Audit	5,798
Legal	6,815
Trustee	1,211
Printing and Mailing	208
Insurance	401
Miscellaneous	2,855
Total Expenses	97,046

Net Investment Income	19,731

Realized and Unrealized Gain (Loss) on:
Realized Gain (Loss) on:
Investments	303,378
Options	18,073
Written Options	(21,060)
Securities Sold Short	(44,570)
Net Realized Gain on Investments, Options, Written Options, and Securities Sold Short	255,821

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	115,391
Options	(941)
Written Options	2,951
Securities Sold Short	(100,569)
Net Change in Unrealized Appreciation on Investments, Options, Written Options, and Securities Sold Short	16,832

Net Realized and Unrealized Gain on Investments, Options, Written Options, and Securities Sold Short	272,653

Net Increase in Net Assets Resulting from Operations	$ 292,384

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2020	7/31/2019
Increase in Net Assets From Operations:
Net Investment Income	$ 19,731	$ 41,838
Net Realized Gain on Investments & Options & Securities Sold Short	255,821	672,344
Unrealized Appreciation on Investments & Options & Securities Sold Short	16,832	164,784
Net Increase in Net Assets Resulting from Operations	292,384	878,966

Distributions to Shareholders:
Distributions	(364,462)	(46,141)
Total Distributions Paid to Shareholders	(364,462)	(46,141)

Capital Share Transactions	(581,402)	(781,805)

Total Increase (Decrease) in Net Assets	(653,480)	51,020

Net Assets:
Beginning of Year/Period	9,000,222	8,949,202

End of Year/Period	$ 8,346,742	$ 9,000,222

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

 The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD.

	(Unaudited)
	Six Months
	Ended	Years Ended
	1/31/2020	7/31/2019	7/31/2018	7/31/2017	7/31/2016	7/31/2015

Net Asset Value, at Beginning of Year	$ 13.31	$ 12.08	$ 11.09	$ 10.31	$ 9.85	$ 9.96

Income (Loss) From Investment Operations:
Net Investment Income *	0.03	0.06	0.08	0.10	0.07	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	0.41	1.24	0.99	0.77	0.46	(0.10)
Total from Investment Operations	0.44	1.30	1.07	0.87	0.53	0.03

Distributions:
Net Investment Income	(0.03)	(0.07)	(0.08)	(0.09)	(0.07)	(0.14)
Realized Gains	(0.53)	-	-	-	-	-
Total from Distributions	(0.56)	(0.07)	(0.08)	(0.09)	(0.07)	(0.14)

Net Asset Value, at End of Year	$ 13.19	$ 13.31	$ 12.08	$ 11.09	$ 10.31	$ 9.85

Total Return **	3.29%(b)	10.77%	9.67%	8.52%	5.47%	0.29%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 8,347	$ 9,000	$ 8,949	$10,154	$10,675	$ 9,738
Ratio of Expenses to Average Net Assets	2.18%(a)	2.21%	2.08%	2.19%	2.36%	2.39%
Ratio of Net Investment Income to Average Net Assets	0.44%(a)	0.48%	0.67%	0.93%	0.70%	1.25%
Portfolio Turnover	13.46%(b)	18.81%	18.97%	14.53%	26.89%	35.17%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR OR PERIOD.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2020 (UNAUDITED)

Note 1. Organization

The Fallen Angels Income Fund (the “Fund”) is a diversified series of MSS Series Trust (the “Trust”), an open-end investment company that was organized as an Ohio business trust on June 20, 2006.  The Fund commenced operations on November 10, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund, is one of a number of series currently authorized by the Trust’s Board of Trustees (the “Board”).  The investment adviser to the Fund is American Money Management, LLC (the “Advisor”).

The Fund’s investment objective is to seek high current income with the potential for capital appreciation.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 and ASU 2013-08 applicable to investment companies.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Option Writing – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 7 for additional disclosure on the Fund’s options transactions during the period.

Repurchase Agreements – In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts – The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Short Sales of Investments – The Fund may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Structured Notes – The Fund may invest in structured notes.  A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.”  The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.  Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

Federal Income Taxes- The Fund makes no provision for federal income or excise tax.  The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2019) or expected to be taken in the Fund’s 2020 tax returns. The Fund identifies their major tax jurisdiction as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended January 31, 2020, the Fund did not incur any interest or penalties.

Share Valuation – The price (net asset value) of the shares of the Fund is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing – Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders – The Fund typically will distribute substantially all of its net investment income in the form of dividends and capital gains to its shareholders. The Fund will distribute dividends monthly and capital gains annually, and expects that distributions will consist primarily of ordinary income. Distributions will be recorded on ex-dividend date.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative assets of the funds in the Trust.

Note 3.  Security Valuations

Processes and Structure

The Board has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated to the Advisor to apply those methods in making fair value determinations, subject to Board oversight.  In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities

MSS SERIES TRUST

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of the investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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JANUARY 31, 2020 (UNAUDITED)

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stocks) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed income securities (corporate bonds) – The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

U.S. government securities – U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities. US Treasury Bills with a maturity of 60 days or less are valued using amortized cost and included in Level 2 of the fair value hierarchy.

Derivative instruments (structured notes and options) – Derivative transactions which are actively traded, and valuation adjustments are not applied, are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of January 31, 2020:

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 5,789,764	$ -	$ -	$ 5,789,764
Exchange Traded Fund	174,324	-	-	174,324
Corporate Bonds *	-	1,278,729	-	1,278,729
Preferred Securities *	316,113	-	-	316,113
Structured Notes	-	219,000	-	219,000
U.S. Government Agencies & Obligations	-	249,453	-	249,453
Short-Term Investment	372,473	-	-	372,473
Total	$ 6,860,213	$1,747,182	$ -	$ 8,607,395

	Financial Instruments—Liabilities

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ (202,240)	$ -	$ -	$ (202,240)
Written Options	(1,530)	-	-	(1,530)
Total	$ (203,770)	$ -	$ -	$ (203,770)

* Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund did not hold any Level 3 assets (those valued using significant unobservable inputs) at any time during the six months ended January 31, 2020. Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.  The Fund considers transfers into and out of Level 1 and Level 2 as of the end of the reporting period.

Note 4.  Investment Management Agreement

The Trust has entered into a management agreement (the “Management Agreement”) with the Advisor pursuant to which the Advisor, subject to the supervision of the Board, provides, or arranges to be provided, to the Fund investment advice and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  Under the Management Agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00%. For the six months ended January 31, 2020, the Advisor earned a fee of $44,530 under the Management Agreement for the Fund. The Fund owed the Advisor management fees of $7,403 as of January 31, 2020.

Note 5.  Rule 12b-1 Plan

The Trust has adopted with respect to the Fund, a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) whereby the Fund reimburses the Advisor for certain distribution and promotion expenses activities which are primarily intended to result in the sale of the Fund’s shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

agents who enter into agreements with the Fund. The Fund incurs such distribution expenses at the rate of 0.25% per annum of the Fund’s average daily net assets. For the six months ended January 31, 2020, the Fund accrued distribution (12b-1) fees under the Plan of $11,133. The Fund owed the Advisor $1,847 for distribution fees as of January 31, 2020.

Note 6.  Related Party Transactions

An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC (“MSS”), the Fund’s transfer agent and fund accountant.  MSS receives an annual fee from the Trust of $11.50 per shareholder for the transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Trust based on the average net assets of the Fund. The fund accounting fees range from $21,000 to $59,250 depending on the average net assets of the Fund.  For the six months ended January 31, 2020, MSS earned $12,523 from the Fund for transfer agent and accounting services.  At January 31, 2020, the Fund owes MSS $2,045.

The Trust also has an administration agreement with Empirical Administration, LLC (“Empirical”) which provides administration and compliance services to the Fund.  Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS.  Mr. Pokersnik also serves as an officer of the Trust.  See the Trustee & Officer table for more information.  Empirical earns $1,000 per month for its services.  For the six months ended January 31, 2020, Empirical earned $6,000 for its services.  At January 31, 2020, the Fund owed Empirical $1,000.

Note 7.  Derivative Transactions

The Fund considers the average quarter-end notional amounts during the six months, categorized by primary underlying risk, to be representative of it's derivative activities during the six months ended January 31, 2020.

Average notional value of:

Written Options

$(64,000)

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

As of January 31, 2020, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Derivatives
Structured Notes	$ 219,000
Total Assets	$ 219,000

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Liabilities	Derivatives
Written Options – equity contracts	$ (1,530)
Total Liabilities	$ (1,530)

For the six months ended January 31, 2020, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ 18,073	$ 18,073
Structured Notes	3,699	3,699
Written Options	(21,060)	(21,060)
	$ 712	$ 712

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ (941)	$ (941)
Written Options	2,951	2,951
	$ 2,010	$ 2,010

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolios and to generate income or gain for the Fund.  The ability of the Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

The Fund may write (sell) covered call options and covered put options and purchase call and put options.  The purpose of engaging in options transactions is to reduce the effect of price fluctuations of the securities owned by the Fund (and involved in the options) on the Fund's net asset value per share and to generate additional revenues.

A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium.  A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period.  If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. The seller's obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option.  Call options on securities which the Fund sells (writes) will be covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a security, will maintain a segregated account with the Fund’s custodian consisting of  liquid debt obligations equal to the market value of the option, marked to market daily.  When the Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price.  At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period.  Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

the seller.  If such an option expires unexercised, the seller realizes a gain equal to the premium received.  Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period.  If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the seller.

When the Fund sells a covered put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period.  To cover a put option, the Fund deposits U. S. government securities (or other high-grade debt obligations) in a segregated account at its custodian.  The value of the deposited securities is equal to or greater than the exercise price of the underlying security. The value of the deposited securities is marked to market daily and, if necessary, additional assets are placed in the segregated account to maintain a value equal to or greater than the exercise price. The Fund maintains the segregated account so long as it is obligated as the seller. The obligation of the Fund is terminated when the purchaser exercises the put option, when the option expires or when a closing purchase transaction is effected by the Fund.  The Fund's gain on the sale of a put option is limited to the premium received plus interest earned on its segregated account. The Fund's potential loss on a put option is determined by taking into consideration the exercise price of the option, the market price of the underlying security when the put is exercised, the premium received and the interest earned on its segregated account. Although the Fund risks a substantial loss if the price of the security on which it has sold a put option drops suddenly, it can protect itself against serious loss by entering into a closing purchase transaction. The degree of loss will depend upon the Fund's ability to detect the movement in the security's price and to execute a closing transaction at the appropriate time.

The Fund will write options on such portion of its portfolio as management determines is appropriate in seeking to attain the Fund’s objective.  The Fund will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Fund can effect a closing purchase transaction if it desires to close out its position.  Consistent with the investment policies of the Fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security.  Effecting a closing purchase transaction will permit the Fund to write another option on the underlying security with either a different exercise price or expiration date or both.

The Fund may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities.  The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. Upon the purchase of the securities, the Fund would normally terminate the call position.  The purchase of both put and call options involves the risk of loss of all or part of the premium paid.  If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, the Fund will experience a loss on the option contract equal to the deficiency.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Note 8.  Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at January 31, 2020 was $5,983,087 for the Fund.

Transactions in capital stock for the six months ended January 31, 2020 and year ended July 31, 2019 were as follows:

	January 31, 2020		July 31, 2019
	Shares	Amount	Shares	Amount
Shares Sold	18,166	$ 237,674	35,338	$ 431,243
Shares issued in reinvestment of distributions	27,587	364,229	3,777	46,114
Shares redeemed	(89,399)	(1,183,305)	(103,703)	(1,259,162)
Net Decrease	(43,646)	$ (581,402)	(64,588)	$ (781,805)

Note 9.  Investment Transactions

For the six months ended January 31, 2020, purchases and sales of investment securities other than U.S. Government obligations aggregated $1,003,037 and $1,412,704. Purchases and sales of U.S. Government obligations aggregated $747,529 and $747,147. Purchases and sales of purchased options aggregated $15,755 and $35,431. Purchases and sales of written options aggregated $55,994 and $35,112. Purchases and sales of securities sold short aggregated $70,369 and $0.

Note 10.  Tax Matters

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of July 31, 2019, the Trust’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

		Income Fund
Unrealized Appreciation (Depreciation)		$2,074,724
Undistributed Ordinary Income		17,702
Undistributed Long-Term Capital Gains		343,307
Total Distributable Earnings	$

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Fund’s carryforward losses, post-October losses and post December losses are determined only at the end of each fiscal year.  Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. During the year ended July 31, 2019, the Fund utilized capital loss carryforwards of $329,037.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

As of January 31, 2020, the unrealized appreciation (depreciation) and tax cost of investment securities for the Fund were as follows:

Income
Gross unrealized appreciation on investment securities	$2,305,199
Gross unrealized depreciation on investment securities	(230,475)
Net unrealized appreciation on investment securities	$2,074,724

Cost of investment securities, including short-term investments	$6,410,396

The Fund paid distributions in the amount of $21,155, from ordinary income, and $343,307 from long-term capital gains for the six months ended January 31, 2020.

The Fund paid distributions in the amount of $46,141, from ordinary income, for the year ended July 31, 2019.

Note 11.  Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2020, Charles Schwab, for the benefit of its customers, owned, in aggregate, approximately 81% of the Fund and may be deemed to control the Fund.

Note 12.  Indemnifications

In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

Note 13.  Subsequent Events

On February 26, 2020, the Fund paid shareholders of record as of February 25, 2020, a net investment income distribution of $3,155, equivalent to $0.005 per share. Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Funds.

Note 14.  New Accounting Pronouncement

In August 2018, the Financial Accounting Standards Board issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

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EXPENSE ILLUSTRATION

JANUARY 31, 2020 (UNAUDITED)

  Expense Example

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees, 12b-1 distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2019 through January 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2019	January 31, 2020	August 1, 2019 to January 31, 2020

Actual	$1,000.00	$1,032.85	$11.17
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.22	$11.07

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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TRUSTEES & OFFICERS

JANUARY 31, 2020 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Paul K. Rode, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1980	Trustee	Indefinite/ October 2016- present	Attorney, Keith D. Weiner & Assoc. Co. L.P.A. since September 2005.	7	None
Michael Young 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1950	Trustee	Indefinite/ October 2016 - present	Consultant/Practitioner for Purdue, Rutgers and Northeastern Universities since November 2013.	7	None

1 The “Fund Complex” consists of the MSS Series Trust.

Non-interested trustees receive $300 each per quarterly meeting for each series in the Trust.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act and each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dr. Gregory B. Getts [1] 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1957	Trustee	Indefinite/ October 2016 - present	Owner/President, Mutual Shareholder Services, LLC, since 1999; Owner/President Arbor Court Capital, LLC, since January 2012.	7	None
Brandon M. Pokersnik, Esq. 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 Year: 1978	Treasurer, Secretary and Chief Compliance Officer	Indefinite/ October 2016 - present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	NA	NA

1 Gregory B. Getts is considered an “Interested” Trustee as defined in the 1940 Act because he is an officer of the Trust and president/owner of the Fund’s transfer agent, fund accountant, and distributor.

2  The “Fund Complex” consists of the MSS Series Trust.

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ADDITIONAL INFORMATION

JANUARY 31, 2020 (UNAUDITED)

 Additional Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 663-8023 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (866) 663-8023.  It is also included in the Fund’s SAI, which is available on the Securities and Exchange Commission’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (866) 663-8023 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on October 31 and April 30. The Fund's Form N-Q is available on the SEC’s website at www.sec.gov.  You may also obtain copies by calling the Fund at (866) 663-8023.

Adviser Agreement Renewal

At a regular Board of Trustees meeting held on September 25, 2019, the Trustees were assisted by legal counsel throughout the management agreement review process. The Trustees relied upon the advice of legal counsel and their own business judgement in determining the material factors to be considered in evaluating the management agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. However, the Trustees may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the management agreement.

Counsel directed the Trustees attention to the approval of an investment management agreement between American Money Management, LLC (“AMM”) and the Trust, on behalf of Fund (the “Management Agreement”). Counsel referred the Trustees to the memorandum regarding their duties in approving/renewing investment advisory agreements, a copy of which was included in the Board Materials and provided to the Trustees in advance of the Meeting. He discussed the factors the Trustees should consider

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ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

in evaluating the Management Agreement, which included, but are not limited to: the investment performance of an adviser; the nature, extent, and quality of the service to be provided by the investment adviser to a fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from its relationship with a fund; the extent to which economies of scale will be realized as a fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders. Counsel also noted that the Trustees must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations.

Nature, Extent and Quality of Service.  As to the nature, extent, and quality of the service provided by the AMM, the Trustees considered AMM’s investment philosophy and strategy. The Trustees discussed the AMM’s organizational structure, and the background and experience of each of the personnel responsible for the management and/or support of the FA Fund and its operations. The Trustees discussed AMM’s approach to risk management and how AMM monitored compliance with the FA Fund’s limitations. The Trustees reviewed AMM’s broker selection process, noting that the process considered a variety of factors. The Trustees expressed their satisfaction with AMM’s overall experience, operation, and compliance culture, as well as with the open communication between the Trustees and AMM.

Performance.  The Trustees reviewed the Fund’s stated objective of providing high current income with the potential for capital appreciation. The Trustees observed that the Fund outperformed its peer group average over one-year, five-year, and ten-year periods. Furthermore, the Trustees noted the Fund outperformed the DJ Moderate Portfolio Allocation Index over the same periods. The Trustees further noted that the Fund provided positive returns for the one-year, five-year, and ten-year periods with returns of 10.77%, 6.88%, and 8.99%, respectively.

Fees and Expenses.  The Trustees noted the Fund’s management fee is 1.00% with a net expense ratio of 2.09%. The Trustees compared the management fee to the average fee charged by similarly sized funds in the Fund’s Morningstar category (70% - 85% Equity, funds under $20M) and noted that although the Fund’s fee is higher than the average for the Morningstar category, it is within the range of fees charged by funds in the category. With respect to the Fund’s net expense ratio, they noted that it was also higher than the average of 1.12% for funds in its Morningstar category, but concluded the differences in net expenses ratios were attributed to the differences in assets under management. They noted AMM proactively worked to find ways to limit total Fund’s expenses with the aim of lowering net expense ratio to the benefit of shareholders.  The Trustees concluded that the Fund’s management fee was not unreasonable.

Profitability.  The Trustees reviewed a profitability analysis provided by AMM and noted that based on the information provided, AMM realized a modest profit in connection with its relationship with the Fund. After further discussion, the Trustees concluded that excessive profitability was not a concern at this time.

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ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2020 (UNAUDITED)

Economies of Scale.  The Trustees considered whether AMM had realized economies of scale with respect to the management services provide to the Fund. They agreed, based on current asset levels, economies had not yet been reached. The Trustees noted AMM’s willingness to discuss the matter of economies of scale as the Fund’s assets grow. The Trustees concluded that while the absence of economies of scale were reasonable at this time, they would revisit the issue as the Fund increased materially in size.

Conclusion.  Having requested and received such information from AMM as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Management Agreement is in the best interests of the Fund and its shareholders.

Board of Trustees

Paul Rode

Michael Young

Gregory Getts

Investment Advisor

American Money Management, LLC

P.O. Box 675203

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of The Fallen Angels Income Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS SERIES TRUST

By /s/ Gregory B. Getts, President

     Gregory B. Getts

     President

Date: April 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts, President

      Gregory B. Getts

      President

Date: April 2, 2020

By /s/Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: April 2, 2020